Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2014
Transactions with Related Parties [Abstract]
Schedule of related party transactions

		December 31,		June 30,
	2013			2014

Balance Sheet
Advances for drillships under construction and related costs		$1,185		$1,546
Drilling rigs, drillships, machinery and equipment, net		$5,692		$2,885
		Six-month period ended June 30,
Statement of Operations		2013		2014
	$		$
Service Revenue, net - Cardiff Drilling Inc.		(4,198)		(7,729)
General and administrative expenses:
-Vivid Finance Limited		5,738		5,706
-Azara		-		1,250
-Basset		566		616
-Amortization of CEO's stock based compensation		$-		$653